Loans - Summary of Allowance for Credit Losses under IAS 39 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at end of year	$ 1,639
Loans	1,639	$ 1,618
IAS 39 [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,737
Balance at end of year		1,737
Loans		1,618
Undrawn credit facilities and other off-balance sheet exposures		119
IAS 39 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	203	221
Provision for (reversal of) credit losses		39
Write-offs		(38)
Recoveries		0
Interest income on impaired loans		(8)
Foreign exchange and other		(11)
Balance at end of year		203
IAS 39 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	495	497
Provision for (reversal of) credit losses		308
Write-offs		(359)
Recoveries		54
Interest income on impaired loans		0
Foreign exchange and other		(5)
Balance at end of year		495
IAS 39 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	386	386
Provision for (reversal of) credit losses		410
Write-offs		(529)
Recoveries		119
Interest income on impaired loans		0
Foreign exchange and other		0
Balance at end of year		386
IAS 39 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	653	709
Provision for (reversal of) credit losses		72
Write-offs		(131)
Recoveries		20
Interest income on impaired loans		(18)
Foreign exchange and other		1
Balance at end of year		653
IAS 39 [member] | Financial assets individually assessed for credit losses [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	192
Balance at end of year		192
Loans		192
Undrawn credit facilities and other off-balance sheet exposures		0
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	2	1
Provision for (reversal of) credit losses		0
Write-offs		0
Recoveries		0
Interest income on impaired loans		0
Foreign exchange and other		1
Balance at end of year		2
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	7	8
Provision for (reversal of) credit losses		0
Write-offs		0
Recoveries		0
Interest income on impaired loans		0
Foreign exchange and other		(1)
Balance at end of year		7
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	0	0
Provision for (reversal of) credit losses		0
Write-offs		0
Recoveries		0
Interest income on impaired loans		0
Foreign exchange and other		0
Balance at end of year		0
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	183	249
Provision for (reversal of) credit losses		61
Write-offs		(107)
Recoveries		15
Interest income on impaired loans		(18)
Foreign exchange and other		(17)
Balance at end of year		183
IAS 39 [member] | Financial assets collectively assessed for credit losses [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,545
Balance at end of year		1,545
Loans		1,426
Undrawn credit facilities and other off-balance sheet exposures		119
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	201	220
Provision for (reversal of) credit losses		39
Write-offs		(38)
Recoveries		0
Interest income on impaired loans		(8)
Foreign exchange and other		(12)
Balance at end of year		201
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	488	489
Provision for (reversal of) credit losses		308
Write-offs		(359)
Recoveries		54
Interest income on impaired loans		0
Foreign exchange and other		(4)
Balance at end of year		488
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	386	386
Provision for (reversal of) credit losses		410
Write-offs		(529)
Recoveries		119
Interest income on impaired loans		0
Foreign exchange and other		0
Balance at end of year		386
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 470	460
Provision for (reversal of) credit losses		11
Write-offs		(24)
Recoveries		5
Interest income on impaired loans		0
Foreign exchange and other		18
Balance at end of year		$ 470